Vessels, net - Summary of Analysis of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 231,714,888	$ 231,766,688
Vessel Cost, Acquisitions and improvements	118,678,560
Vessel Cost, Reduction in vessels improvements		(51,800)
Vessel Cost, Balance at end of year	350,393,448	231,714,888
Accumulated depreciation, Balance at beginning of year	(111,751,904)	(103,077,241)
Accumulated depreciation, Depreciation for the year	(12,290,463)	(8,674,663)
Accumulated depreciation, Balance at end of year	(124,042,367)	(111,751,904)
Net book value, Balance at beginning of year	119,962,984	128,689,447
Net book value, Acquisitions and improvements	118,678,560
Net book value, Reduction in vessels improvements		(51,800)
Net book value, Depreciation for the year	(12,290,463)	(8,674,663)
Net book value, Balance at end of year	$ 226,351,081	$ 119,962,984